DISTRIBUTIONS DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ (271)	$ (238)	$ (541)	$ (476)
Dividends Paid, Total	283	251	565	501
Preferred Unitholders Capital [Member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ (12)	$ (13)	$ (24)	$ (25)
Dividends recognised as distributions to owners per share	$ 0.24	$ 0.26	$ 0.48	$ 0.50
Limited Partners 1 [Member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ (143)	$ (141)	$ (301)	$ (281)
Dividends recognised as distributions to owners per share	$ 0.485	$ 0.452	$ 0.970	$ 0.904
Special General Partner
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ (47)	$ (38)	$ (93)	$ (76)
Non-controlling Interest - Redeemable Partnership Units [Member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ (58)	$ (58)	$ (123)	$ (117)
Dividends recognised as distributions to owners per share	$ 0.485	$ 0.452	$ 0.970	$ 0.904
Non-controlling Interest - Class A Shares, equity [Member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ (22)	$ 0	$ (22)	$ 0
Dividends recognised as distributions to owners per share	$ 0.485	$ 0.452	$ 0.970	$ 0.904
Non-controlling Interest - Exchange LP Units, equity [Member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ (1)	$ (1)	$ 2	$ (2)
Dividends recognised as distributions to owners per share	$ 0.485	$ 0.452	$ 0.970	$ 0.904